Fair Value Measurements - Significant Unobservable Inputs Used in Recurring and Non-Recurring Fair Value Measurements (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other real estate owned	$ 289		$ 21			$ 23
SBA servicing asset	3,561	$ 3,521	3,411	$ 3,494	$ 3,515	3,132	$ 2,600
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
SBA servicing asset	3,561		3,411			3,132
Level 3 | Fair Value Measurements on Non-Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impaired loans	1,913		2,553			2,801
Other real estate owned	289		21			23
Level 3 | Fair Value Measurements on Non-Recurring Basis | Discounted Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
SBA servicing asset	$ 3,561		$ 3,411			$ 3,132
Level 3 | Fair Value Measurements on Non-Recurring Basis | Minimum | Collateral Discounts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range/Weighted Average	0.00%		0.00%			0.00%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Maximum | Collateral Discounts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range/Weighted Average	100.00%		100.00%			10.00%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Weighted Average | Collateral Discounts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range/Weighted Average	84.70%		11.60%			6.90%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Weighted Average | Collateral Discounts and Estimated Cost to Sell
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range/Weighted Average	10.00%		10.00%			10.00%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Weighted Average | Conditional Prepayment Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range/Weighted Average	7.10%		6.70%			6.20%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Weighted Average | Discount Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Range/Weighted Average	14.30%		14.10%			11.80%